FEDERAL HOME LOAN BANK (FHLB) ADVANCES	12 Months Ended
Jun. 30, 2020
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures [Abstract]
FEDERAL HOME LOAN BANK (FHLB) ADVANCES
13.	FEDERAL HOME LOAN BANK (FHLB) ADVANCES

The following table presents contractual maturities of FHLB long-term advances as of June 30, 2020.

	Maturity range		Weighted- average	Stated interest rate range		June 30,	June 30,
Description	from	to	interest rate[6]	from	to	2020	2019

						(Dollars in Thousands)

Fixed	10/01/20	10/03/22	3.03%	2.95%	3.09%	$15,000	$15,000

Adjustable	10/01/20	10/01/21	1.00%	0.31%	1.49%	85,000	85,000

Total						$100,000	$100,000

Maturities of FHLB long-term advances at June 30, 2020, are summarized as follows:

Maturing During Fiscal Year Ended June 30:	Amount	Weighted-Average Interest Rate
	(Dollars in Thousands)
2021	65,000	0.96%
2022	30,000	1.75%
2023	5,000	3.09%
2024	—	—
2025	—	—
2026 and thereafter	—	—

Total	$100,000	1.30%

The Company also utilized revolving and short-term FHLB advances. Short-term FHLB advances generally mature within 90 days, while revolving FHLB advances may be repaid by the Company without penalty. The following table presents information regarding such advances as of June 30, 2020 and June 30, 2019:

	June 30, 2020	June 30, 2019

	(Dollars in Thousands)
FHLB revolving and short-term advances:
Ending balance	$59,159	$70,828
Average balance	58,146	81,556
Maximum month-end balance	68,030	161,289
Average interest rate	1.57%	2.45%
Weighted-average rate at period end	0.39%	2.46%

[6]	As of June 30, 2020

At June 30, 2020, the Company had remaining borrowing capacity with the FHLB of approximately $4.9 million.

The FHLB advances are secured by the Company’s FHLB stock, loans, mortgage-backed and investment securities. FHLB advances are subject to substantial prepayment penalties.